ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 7:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2020	2019
	$	$
Liabilities related with the Smart ID acquisition (see note 8 c1)	805	805
Accrued marketing expenses	125	240
Professional services	155	283
Facilities	39	466
Legal contingent liability	60	60
Legal service providers	39	76
Authorities	382	-
Other accrued expenses	2,788	2,737
	4,393	4,667